OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
10.	OTHER CURRENT LIABILITIES
All figures in USD ‘000	2022	2021
Accrued Expenses	6,472	4,000
Other Liabilities	1,821	1,804
Deferred Revenues	6,146	2,757
Total as of December 31,	14,439	8,561